UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                        Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            January 11, 2011

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: 191,197 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR      SL    SH    NO
BRKSHR HTHWY  CL B NEW         084670702     236  SH     2,950    SOLE NONE     2,950   0       0
INTEL CORP    COM              458140100     266  SH    12,669    SOLE NONE    11,369   0   1,300
ISHRS TRST    BARCLYS TIPS BD  464287176  17,615  SH   163,833    SOLE NONE   156,439   0   7,394
ISHRS TRST    FTSE KLD400 SOC  464288570   3,197  SH    68,143    SOLE NONE    68,143   0       0
ISHRS TRST    MSCI EAFE IDX    464287465   1,368  SH    23,491    SOLE NONE    23,491   0       0
ISHRS TRST    MSCI EMERG MKT   464287234     470  SH     9,861    SOLE NONE     9,525   0     336
ISHRS TRST    RUSSELL 3000     464287689   2,337  SH    31,177    SOLE NONE    31,177   0       0
ISHRS TRST    RUSL 3000 VALU   464287663     261  SH     3,061    SOLE NONE     3,061   0       0
SPR SRS TRST  DJ INTL RL ETF   78463X863  32,312  SH   830,007    SOLE NONE   807,875   0  22,132
SPR SRS TRST  DJ REIT ETF      78464A607     921  SH    15,090    SOLE NONE    15,090   0       0
VGRD IDX FDS  REIT ETF         922908553  48,507  SH   876,060    SOLE NONE   845,769   0  30,291
VGRD IDX FDS  STK MKT ETF      922908769  83,707  SH 1,289,189    SOLE NONE 1,245,515   0  43,674
